FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

XCF GLOBAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company has various liabilities which it has elected the fair value option under FASB ASC 825, “Financial Instruments”. These liabilities are classified as Level 3 due to the use of unobservable inputs in the valuation of the liabilities. Gains and losses from the remeasurement of these liabilities are recorded in other income (expense) within the unaudited condensed consolidated statements of operations.

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of June 30, 2025. There were no financial assets and liabilities recorded at fair value as of December 31, 2024.

	At June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 6)	$-	$-	$1,746,000	$1,746,000
Loan payable to related party – GL (Note 8)	-	-	4,114,000	4,114,000
Public Warrants	-	-	2,070,000	2,070,000
Private Placement Warrants	-	-	2,432,000	2,432,000
Note payable – Polar (Note 6)	-	-	1,604,652	1,604,652
Derivative asset (Note 7)	1,029,997			1,029,997
Total liabilities	$1,029,997	$-	$11,966,652	$12,996,649

The Company uses the intrinsic value method to estimate the fair value of the derivative asset because the contract’s settlement is based on the fair value of underlying equity instruments. The intrinsic value of the derivative asset is calculated as the difference between the shares expected to be received by the Company and the shares to settle the Helena Note, multiplied by the Company’s publicly traded Class A common stock price.

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the three months ended June 30, 2025:

	Three Months Ended June 30, 2025
	Beginning Balance	Acquisitions& Issuances	Payments	Change in Fair Value	Ending Balance
Note payable	$635,000	$1,078,000	$-	$33,000	$1,746,000
Loan payable to related party – GL (Note 8)	1,385,000	2,631,000	-	98,000	4,114,000
Public Warrants	-	121,900,000	-	(119,830,000)	2,070,000
Private Placement Warrants	-	88,768,000	-	(86,336,000)	2,432,000
Note payable – Polar (Note 6)	-	6,480,632	-	(4,875,980)	1,604,652
Total	$2,020,000	$220,857,632	$-	$(210,910,980)	$11,966,652

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the six months ended June 30, 2025:

	Six Months Ended June 30, 2025
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable	$-	$1,668,000	$-	$78,000	$1,746,000
Loan payable to related party – GL (Note 8)	-	4,035,000	-	79,000	4,114,000
Public Warrants	-	121,900,000	-	(119,830,000)	2,070,000
Private Placement Warrants	-	88,768,000	-	(86,336,000)	2,432,000
Note payable – Polar (Note 6)	-	6,480,632	-	(4,875,980)	1,604,652
Total	$-	$222,851,632	$-	$(210,884,980)	$11,966,652

XCF GLOBAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option at issuance and June 30, 2025, were as follows:

Three Months Ended June 30, 2025
	Note Payable(1)	Loan Payable to Related Party(1)
Valuation Inputs:
Expected term (in years)	0.25-0.41	0.25-.0.45
Risk-adjusted discount rate	12.41% - 14.25%	12.41% - 14.24%

(1)	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

Public Warrants

The Company initially valued the Public Warrants using a Binomial Lattice Model, which is a Level 3 fair value measurement. Due to the use of unobservable inputs and management judgment, the fair value measurement of public warrants is classified as Level 3 in the fair value hierarchy under ASC 820. Changes in the fair value of public warrants are recognized in the unaudited condensed consolidated statements of operations within “Change in fair value of warrant liabilities.” For the period ended June 30, 2025, the Company recognized a loss of $119,830,000 related to the remeasurement of public warrant liabilities.

The key inputs into the models for the Public Warrants were as follows:

Input	June 30, 2025

Warrant exercise price	$11.50
Risk-free rate	3.79%
Dividend yield	0.00%
Expected term (years)	4.93
Expected volatility	$1.76

Private Placement Warrants

The Company initially valued the Private Placement Warrants using the Black-Scholes-Merton Model, which is a Level 3 fair value measurement. Due to the use of unobservable inputs and management judgment, the fair value measurement of public warrants is classified as Level 3 in the fair value hierarchy under ASC 820. Changes in the fair value of public warrants are recognized in the unaudited condensed consolidated statements of operations within “Change in fair value of warrant liabilities.” For the period ended June 30, 2025, the Company recognized a loss of $86,336,000 related to the remeasurement of private warrant liabilities.

The key inputs into the models for the Private Placement Warrants were as follows:

Input	June 30, 2025

Warrant exercise price	$11.50
Risk-free rate	3.75%
Dividend yield	0.00%
Expected term (years)	4.93
Expected volatility	$1.76

XCF GLOBAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note Payable - Polar

The Note Payable - Polar was valued using a bond plus call plus stock approach. The model used for the Note Payable - Polar requires the use of subjective assumptions:

●	The Risk-free rate as of the valuation date was selected based upon a typical equity investor assumed holding period.

●	The expected volatility assumption was based on the implied volatility from the Company’s Class A common stock and warrants. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement and vice versa.

The key inputs into the models for the Note Payable - Polar were as follows:

Input	June 30, 2025

Risk-free rate	4.41%
Expected term (years)	0.10
Expected volatility	71.9%
Class A common stock price	$1.76

The carrying value of the Company’s cash and cash equivalents, restricted cash, accounts receivable, related party receivable, accounts payable, professional fees payable, related party payables, and accrued expenses approximate their fair value because of the short-term nature of these financial instruments.